Expense Example, No Redemption - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth and Income Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Growth and Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	848
5 Years	1,050
10 Years	1,630
Fidelity Advisor Growth and Income Fund - Class C
Expense Example, No Redemption:
1 Year	170
3 Years	526
5 Years	907
10 Years	1,774
Fidelity Advisor Growth and Income Fund - Class M
Expense Example, No Redemption:
1 Year	463
3 Years	703
5 Years	961
10 Years	1,699
Fidelity Advisor Growth and Income Fund - Class I
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	822
Fidelity Advisor Growth and Income Fund - Class Z
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	$ 665